Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2018
Federal | Net Operating Losses
Income Taxes
Net operating loss carryforwards	$ 390.6	$ 188.9
Indefinite net operating loss carryforward	201.7
Federal | Research and Development.
Income Taxes
Tax credit carryforwards	6.4
State | Net Operating Losses
Income Taxes
Net operating loss carryforwards	79.9
State | Research and Development.
Income Taxes
Tax credit carryforwards	$ 0.9